Intangible Assets Other Than Goodwill - Summary of Intangible Assets Other than Goodwill (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	$ 5,527,879	$ 5,827,289
Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	31,487	43,235	$ 42,482
IFRS Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	5,281,728	5,637,387	3,533,935
IFRS Concessions [Member] | Enel Distribución Río
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	688,901	716,210
IFRS Concessions [Member] | Enel Distribución Ceara
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	543,441	586,767
IFRS Concessions [Member] | Enel Distribución Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	1,457,864	1,500,934
IFRS Concessions [Member] | Enel Distribución Sao Paulo S.A
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	2,591,522	2,833,476
Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	4,546	4,255	2,056
Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	25,490	14,118	25,253
Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	184,430	128,218	73,299
Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	198	76	$ 5,454
Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	10,206,444	10,257,585
Gross Carrying Amount [Member] | Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	47,752	61,445
Gross Carrying Amount [Member] | IFRS Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	9,787,352	9,917,051
Gross Carrying Amount [Member] | Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	14,494	13,928
Gross Carrying Amount [Member] | Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	46,644	28,947
Gross Carrying Amount [Member] | Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	308,436	234,419
Gross Carrying Amount [Member] | Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	1,766	1,795
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(4,678,465)	(4,430,296)
Accumulated Depreciation, Amortization and Impairment [Member] | Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(16,265)	(18,210)
Accumulated Depreciation, Amortization and Impairment [Member] | IFRS Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(4,505,624)	(4,279,664)
Accumulated Depreciation, Amortization and Impairment [Member] | Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(9,948)	(9,673)
Accumulated Depreciation, Amortization and Impairment [Member] | Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(21,154)	(14,829)
Accumulated Depreciation, Amortization and Impairment [Member] | Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(123,906)	(106,201)
Accumulated Depreciation, Amortization and Impairment [Member] | Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	$ (1,568)	$ (1,719)